UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($)		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Statement of Stockholders' Equity [Abstract]
Gain (Loss) associated with pensions		$ 100,000	$ 0
Shares of affiliates comprehensive loss	[1]	$ 21,098,000	$ (651,000)

[1]	No tax impact for the six months ended June 30, 2020 and 2019.